   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2001
                   REGISTRATION NOS. 333-22931 AND 811-8282

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549
                      ----------------------------------

                                   FORM N-1A
                         REGISTRATION STATEMENT UNDER
                       THE SECURITIES ACT OF 1933     /X/
                          PRE-EFFECTIVE AMENDMENT NO.
                      POST-EFFECTIVE AMENDMENT NO. 10 /X/
                         REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY AT OF 1940 /X/
                            AMENDMENT NO. 20          /X/
                       (CHECK APPROPRIATE BOX OR BOXES)

                      -----------------------------------

                        LOOMIS SAYLES INVESTMENT TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    ONE FINANCIAL CENTER, BOSTON, MA  02111
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (617) 482-2450

            NAME AND ADDRESS
          OF AGENT FOR SERVICE                           COPY TO
          --------------------                           -------

        SHEILA M. BARRY, ESQUIRE                TRUMAN S. CASNER, ESQUIRE
     LOOMIS, SAYLES & COMPANY, L.P.                    ROPES & GRAY
         ONE FINANCIAL CENTER                    ONE INTERNATIONAL PLACE
           BOSTON, MA  02111                         BOSTON, MA  02110


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

 /   /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

 / x /  ON February 1, 2001, PURSUANT TO PARAGRAPH (B)

 /   /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

 /   /  ON                   , PURSUANT TO PARAGRPH (A)(1)
           ------------------

 /   /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

 /   /  ON                   , PURSUANT TO PARAGRAPH (A)(2)
           ------------------


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

 / X / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Loomis Sayles Investment Trust (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on November 30, 2000.


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 30, 2000.

PART C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed with the SEC on November 30, 2000.

                                  SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, The Commonwealth of Massachusetts, on the 26th day of January, 2001.

                              LOOMIS SAYLES INVESTMENT TRUST



                              By:  /s/ DANIEL J. FUSS
                                   ------------------
                                   Daniel J. Fuss, President



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.



     SIGNATURE                   TITLE                      DATE


/s/ DANIEL J. FUSS             President              January 26, 2001
------------------------
  DANIEL J. FUSS


/s/ CHARLES J. FINLAYSON        Trustee               January 26, 2001
------------------------
 Charles J. Finlayson*


/s/ TIMOTHY J. HUNT             Trustee               January 26, 2001
------------------------
  Timothy J. Hunt*




                           *By:  /s/ MARK W. HOLLAND
                                 -------------------
                                 Mark W. Holland,
                                 Attorney-in-Fact
                                 January 26, 2001